Summarizes of Payable to Vantage Drilling Company Included Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 10, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts payable to related parties, net	$ 17,264
Total payable to related parties	$ 17,264
Predecessor
Accounts payable to related parties, net			$ 17,340	$ 156,662
VDC Note		$ 62,627	61,477
Accrued liabilities			489
Total payable to related parties			$ 79,306	$ 156,662